UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

03/31

Date of reporting period: 12/31/11

Item 1.  Schedule of Investments.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value
	COMMON STOCKS - 97.2%
	AEROSPACE/DEFENSE - 2.8%
4,000	United Technologies Corp.	$ 292,360

	AGRICULTURE - 2.9%
10,500	Altria Group, Inc.	311,325

	AUTO MANUFACTURES - 1.1%
1,800	Toyota Motor Corp.	119,034

	BANKS - 1.7%
1,600	Bank of Montreal	87,696
2,000	J.P Morgan Chase & Co.	66,500
1,000	Wells Fargo & Co.	27,560
		181,756
	BEVERAGES - 5.6%
4500	Coca-Cola Co. (The)	314,865
4,200	Pepsico, Inc.	278,670
		593,535
	BIOTECHNOLOGY - 1.2%
3,000	Gilead Science, Inc. *	122,790

	CHEMICALS - 2.5%
1,800	Monsanto Co.	126,126
3,500	Potash Corp. Saskatchewan, Inc.	144,480
		270,606
	COMMERCIAL SERVICES - 0.1%
300	Automatic Data Processing, Inc.	16,203

	COMPUTERS - 4.2%
600	Apple, Inc *	243,000
1,100	International Business Machines Corp.	202,268
		445,268
	COSMETICS/PERSONAL CARE - 2.5%
2,100	Colgate Palmolive Co.	194,019
1,000	Procter & Gamble Co. (The)	66,710
		260,729
	ELECTRIC - 7.6%
3,000	Entergy Corp.
8,000	Exelon Corp.	219,150
8,000	PPL Corp.	235,360
		801,470
	FOOD - 5.6%
4,000	Campbell Soup Co.	132,960
3,800	General Mills, Inc.	153,558
10,600	Sysco Corp.	310,898
		597,416
	HEALTHCARE-PRODUCTS - 5.6%
2,400	Becton Dickinson & Co.	179,328
7,500	Medtronic, Inc.	286,875
2,500	Stryker Corp.	124,275
		590,478
	INSURANCE - 0.8%
2,000	Aflac, Inc.	86,520

	INTERNET - 4.0%
600	Amazon.com, Inc. *	103,860
500	Google, Inc. *	322,950
		426,810
	MACHINERY-DIVERSIFIED - 1.3%
1,600	Cummins, Inc.	140,832

	MISCELLANEOUS - 2.5%
3,200	3M Co.	261,536

	OIL & GAS - 10.6%
700	Apache Corp.	63,406
3,800	Chevron Texaco Corp.	404,320
2,000	ConocoPhillips	145,740
4,300	Exxon Mobil Corp.	364,468
2,800	Total Fina Elf SA - ADR	143,108
		1,121,042
	PHARMECEUTICALS - 14.6%
3,900	Abbott Labs	219,297
8,100	Eli Lilly & Company.	336,636
5,400	Johnson & Johnson	354,132
7,300	Merck & Company, Inc.	275,210
10,000	Pfizer, Inc.	216,400
3,700	Teva Pharmaceutical Industries Ltd.	149,332
		1,551,007
	RETAIL - 7.6%
3,000	Target Corp.	153,660
7,200	Wal Mart Stores, Inc.	430,272
6,800	Walgreen Co.	224,808
		808,740
	SEMICONDUCTORS - 2.0%
8,800	Intel Corp.	213,400

	SOFTWARE - 4.3%
14,600	Microsoft Corp.	379,016
3,000	Oracle Corp	76,950
		455,966
	TELECOMUNICATIONS - 6.1%
16,000	Cisco Systems, Inc.	289,280
8,900	Verizon Communications, Inc.	357,068
		646,348
	TOTAL COMMON STOCKS
	(Cost - $9,964,881)	10,315,171

	SHORT TERM INVESTMENTS - 14.4%
1,531,205	Federated Government Obligations Fund 0.02% ** (Cost $1,531,205)	1,531,205

	TOTAL INVESTMENTS - 111.6% (Cost - $11,496,086)(a)	$ 11,846,376
	CALL OPTIONS WRITTEN - (3.5) %	(366,229)
	OTHER LIABILITIES LESS ASSETS - (8.1) %	(864,487)
	NET ASSETS - 100.0%	$ 10,615,660

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (3.5) %	Value
2	Apple, Inc.
	Expiration January 2012, Exercise Price $400.00	$ 2,800
3	Apple, Inc.
	Expiration April 2012, Exercise Price $435.00	4,965
21	Abbott Labs
	Expiration January 2012, Exercise Price $60.00	3,759
6	Abbott Labs
	Expiration February 2012, Exercise Price $52.50	2,280
2	Abbott Labs
	Expiration May 2012, Exercise Price $55.00	546
3	Automatic Data Processing, Inc
	Expiration January 2012, Exercise Price $52.50	705
15	Aflac, Inc.
	Expiration January 2012, Exercise Price $45.00	945
35	Altria Group, Inc.
	Expiration January 2013, Exercise Price $30.00	6,265
10	Altria Group, Inc.
	Expiration June 2013, Exercise Price $29.00	1,670
7	Apache Corp.
	Expiration April 2012, Exercise Price $110.00	1,015
8	Bank of Montreal
	Expiration March 2012, Exercise Price $60.00	800
8	Bank of Montreal
	Expiration December 2012, Exercise Price $60.00	860
10	Becton Dickinson & Co.
	Expiration March 2012, Exercise Price $80.00	400
2	Becton Dickinson & Co.
	Expiration June 2012, Exercise Price $75.00	360
2	Becton Dickinson & Co.
	Expiration June 2012, Exercise Price $80.00	960
7	Colgate Palmolive Co.
	Expiration January 2013, Exercise Price $95.00	3,955
20	ConocoPhillips
	Expiration January 2013, Exercise Price $80.00	7,500
12	Campbell Soup Co.
	Expiration January 2012, Exercise Price $33.00	540
50	Cisco Systems, Inc.
	Expiration April 2012, Exercise Price $19.00	7,850
85	Cisco Systems, Inc.
	Expiration January 2013, Exercise Price $20.00	8,160
25	Cisco Systems, Inc.
	Expiration January 2013, Exercise Price $22.00	2,025
13	ChevronTexaco Corp.
	Expiration January 2012, Exercise Price $105.00	4,290
15	ChevronTexaco Corp.
	Expiration January 2013, Exercise Price $110.00	13,650
4	Entergy Corp.
	Expiration January 2013, Exercise Price $70.00	2,440
16	Entergy Corp.
	Expiration January 2013, Exercise Price $72.50	7,680
3	Entergy Corp.
	Expiration January 2013, Exercise Price $75.00	1,110
5	Exxon Mobil Corp.
	Expiration January 2013, Exercise Price $85.00	3,725
25	Exxon Mobil Corp.
	Expiration January 2013, Exercise Price $87.50	15,400
13	Exxon Mobil Corp.
	Expiration January 2013, Exercise Price $90.00	6,500
19	Gilead Sciences, Inc.
	Expiration May 2012, Exercise Price $42.00	4,750
28	General Mills, Inc.
	Expiration July 2012, Exercise Price $42.00	2,772
1	Google, Inc.
	Expiration June 2012, Exercise Price $660.00	4,275
2	Google, Inc.
	Expiration June 2012, Exercise Price $690.00	6,180
6	IBM Corp.
	Expiration January 2013, Exercise Price $185.00	10,080
3	IBM Corp.
	Expiration January 2013, Exercise Price $195.00	3,750
10	Intel Corp.
	Expiration January 2013, Exercise Price $25.00	2,130
42	Intel Corp.
	Expiration January 2013, Exercise Price $27.00	5,670
15	Intel Corp.
	Expiration January 2013, Exercise Price $30.00	1,005
21	Intel Corp.
	Expiration July 2012, Exercise Price $27.00	1,575
16	Johnson & Johnson
	Expiration January 2013, Exercise Price $70.00	3,424
8	Johnson & Johnson
	Expiration April 2012, Exercise Price $70.00	400
6	Johnson & Johnson
	Expiration July 2012, Exercise Price $67.50	1,218
11	J.P Morgan Chase & Co.
	Expiration January 2012, Exercise Price $33.00	1,397
16	Eli Lilly & Co.
	Expiration January 2012, Exercise Price $39.00	4,608
10	Eli Lilly & Co.
	Expiration January 2013, Exercise Price $40.00	4,350
14	Eli Lilly & Co.
	Expiration January 2013, Exercise Price $45.00	3,094
20	Eli Lilly & Co.
	Expiration April 2012, Exercise Price $40.00	5,360
6	Eli Lilly & Co.
	Expiration July 2012, Exercise Price $39.00	2,370
21	Medtronic, Inc.
	Expiration January 2013, Exercise Price $40.00	6,930
15	Medtronic, Inc.
	Expiration May 2012, Exercise Price $37.00	4,710
39	Medtronic, Inc.
	Expiration May 2012, Exercise Price $38.00	10,140
7	3M Co.
	Expiration January 2013, Exercise Price $80.00	6,580
25	3M Co.
	Expiration January 2013, Exercise Price $87.50	14,125
4	Monsanto Co.
	Expiration January 2012, Exercise Price $75.00	220
4	Monsanto Co.
	Expiration January 2012, Exercise Price $77.50	100
4	Monsanto Co.
	Expiration July 2012, Exercise Price $80.00	1,080
10	Merck & Company, Inc.
	Expiration January 2013, Exercise Price $35.00	4,500
38	Merck & Company, Inc.
	Expiration January 2013, Exercise Price $40.00	7,220
25	Merck & Company, Inc.
	Expiration April 2012, Exercise Price $37.00	5,100
130	Microsoft Corp.
	Expiration January 2013, Exercise Price $30.00	13,000
16	Microsoft Corp.
	Expiration April 2012, Exercise Price $29.00	432
24	Oracle Corp.
	Expiration January 2012, Exercise Price $31.00	48
17	Pepsico, Inc.
	Expiration January 2013, Exercise Price $65.00	8,585
7	Pepsico, Inc.
	Expiration January 2013, Exercise Price $70.00	1,834
18	Pepsico, Inc.
	Expiration April 2012, Exercise Price $67.50	2,934
17	Pfizer, Inc.
	Expiration January 2012, Exercise Price $21.00	1,462
20	Pfizer, Inc.
	Expiration March 2012, Exercise Price $22.00	1,260
10	Pfizer, Inc.
	Expiration June 2012, Exercise Price $21.00	1,580
33	Pfizer, Inc.
	Expiration September 2012, Exercise Price $21.00	6,138
10	Procter & Gamble Co.
	Expiration January 2013, Exercise Price $67.50	3,430
7	Potash Corp.
	Expiration January 2013, Exercise Price $50.00	2,380
15	Potash Corp.
	Expiration January 2013, Exercise Price $57.50	2,370
6	Potash Corp.
	Expiration January 2013, Exercise Price $60.00	702
9	PPL Corp.
	Expiration January 2012, Exercise Price $30.00	207
41	PPL Corp.
	Expiration January 2013, Exercise Price $32.00	3,280
20	Stryker Corp.
	Expiration June 2012, Exercise Price $55.00	3,200
17	Sysco Corp.
	Expiration February 2012, Exercise Price $30.00	595
20	Sysco Corp.
	Expiration May 2012, Exercise Price $28.00	4,100
16	Sysco Corp.
	Expiration May 2012, Exercise Price $29.00	2,160
10	Teva Pharmaceutical Industries
	Expiration January 2012, Exercise Price $42.50	270.00
9	Teva Pharmaceutical Industries
	Expiration June 2012, Exercise Price $45.00	1,008.00
8	Teva Pharmaceutical Industries
	Expiration June 2012, Exercise Price $47.50	496.00
16	Target Corp.
	Expiration January 2012, Exercise Price $55.00	144
4	Target Corp.
	Expiration January 2012, Exercise Price $60.00	584
7	Target Corp.
	Expiration April 2012, Exercise Price $60.00	105
10	Toyota Motor Corp.
	Expiration January 2013, Exercise Price $82.50	1,270
4	Toyota Motor Corp.
	Expiration April 2012, Exercise Price $77.50	108
7	Total Fina Elf SA- ADR
	Expiration January 2013, Exercise Price $55.00	2,310
21	Total Fina Elf SA- ADR
	Expiration January 2013, Exercise Price $57.50	5,355
24	United Technologies Corp.
	Expiration January 2013, Exercise Price $82.50	8,760
7	United Technologies Corp.
	Expiration January 2013, Exercise Price $87.50	1,596
37	Verizon Communications, Inc.
	Expiration January 2013, Exercise Price $40.00	9,250
14	Verizon Communications, Inc.
	Expiration January 2012, Exercise Price $38.00	4,130
25	Verizon Communications, Inc.
	Expiration July 2012, Exercise Price $39.00	5,725
25	Walgreen Co.
	Expiration January 2013, Exercise Price $38.00	4,450
43	Walgreen Co.
	Expiration January 2013, Exercise Price $40.00	5,891
10	Wells Fargo & Co.
	Expiration January 2012, Exercise Price $27.00	1,320
68	Wal Mart Stores, Inc.
	Expiration January 2013, Exercise Price $65.00	11,492
	TOTAL CALL OPTIONS WRITTEN- (Proceeds $258,915)	$ 366,229

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.
ADR - American Depository Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 596,074
	Unrealized depreciation:	(259,059)
	Net unrealized appreciation:	$ 337,015

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 10,315,171	$ -	$ -	$ 7,258,080
Money Market Funds		1,531,205	-	-	1,531,205
	Total	$ 11,846,376	$ -	$ -	$ 11,846,376
Liabilities
Calls Options Written		366,229	-	-	366,229
	Total	$ 366,229	$ -	$ -	$ 366,229

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/29/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/29/12